Pacer US Cash Cows 100 ETF
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Communication Services - 8.6%
AT&T, Inc.	15,719,678	$ 365,482,513
Comcast Corp. - Class A	15,013,535	359,724,299
Omnicom Group, Inc.	2,220,100	174,721,870
T-Mobile US, Inc.	2,007,993	346,800,471
Verizon Communications, Inc.	7,882,381	368,974,255
		1,615,703,408

Consumer Discretionary - 13.6%
Airbnb, Inc. - Class A (a)	1,900,947	288,031,489
Booking Holdings, Inc.	2,156,460	415,981,134
Carnival Corp. Ltd.	6,083,078	169,170,399
DR Horton, Inc.	1,343,082	192,141,311
Expedia Group, Inc.	1,001,783	295,265,521
Ford Motor Co.	24,001,520	352,342,314
Las Vegas Sands Corp.	2,456,905	120,118,086
Lowe's Cos., Inc.	1,697,004	352,654,401
NVR, Inc. (a)	11,186	68,760,901
PulteGroup, Inc.	872,199	110,307,008
Tapestry, Inc.	699,325	106,556,150
Ulta Beauty, Inc. (a)	135,044	69,254,615
		2,540,583,329

Consumer Staples - 10.0%
Altria Group, Inc.	4,953,902	338,500,124
Archer-Daniels-Midland Co.	3,311,889	262,533,441
Colgate-Palmolive Co.	2,377,787	217,091,953
Constellation Brands, Inc. - Class A	710,798	92,567,223
Dollar General Corp.	1,186,865	150,791,198
Dollar Tree, Inc. (a)	799,581	101,714,699
General Mills, Inc. (b)	2,779,075	99,351,931
Kimberly-Clark Corp. (b)	1,037,080	113,363,215
Kroger Co.	2,980,004	172,065,431
The Kraft Heinz Co. (b)	9,768,862	252,525,083
Tyson Foods, Inc. - Class A (b)	1,166,451	67,607,500
		1,868,111,798

Energy - 11.8%
Diamondback Energy, Inc.	1,369,303	277,900,044
EOG Resources, Inc.	1,609,498	239,316,258
EQT Corp.	4,222,447	225,014,201
Expand Energy Corp.	1,694,910	159,372,387
Marathon Petroleum Corp.	1,218,097	385,491,157
Occidental Petroleum Corp.	3,527,900	201,337,253
Ovintiv, Inc.	1,677,072	104,749,917
SLB Ltd.	4,495,951	222,954,210
TechnipFMC PLC	1,123,347	80,499,046
Valero Energy Corp.	1,003,261	313,920,367
		2,210,554,840

Health Care - 19.9%
Becton Dickinson & Co. (b)	1,135,226	188,016,130
Biogen, Inc. (a)(b)	663,718	134,701,568

Bristol-Myers Squibb Co.	6,244,535	407,830,581
Cardinal Health, Inc.	1,193,735	274,594,862
DexCom, Inc. (a)	1,098,072	91,634,108
Gilead Sciences, Inc.	2,768,840	360,530,656
HCA Healthcare, Inc.	961,053	386,910,327
Incyte Corp. (a)	774,815	92,605,889
IQVIA Holdings, Inc. (a)	645,610	151,731,262
Labcorp Holdings, Inc.	292,160	90,335,872
McKesson Corp.	390,036	333,944,923
Neurocrine Biosciences, Inc. (a)	283,250	47,246,100
Pfizer, Inc.	13,733,587	343,477,011
Quest Diagnostics, Inc.	369,580	86,115,836
Regeneron Pharmaceuticals, Inc.	333,536	254,364,560
ResMed, Inc. (b)	495,740	104,591,225
United Therapeutics Corp. (a)	102,660	53,148,109
Veeva Systems, Inc. - Class A (a)	531,865	108,383,450
Viatris, Inc.	5,776,861	101,441,679
Zoetis, Inc.	1,503,465	116,202,810
		3,727,806,958

Industrials - 13.3%
Automatic Data Processing, Inc.	1,166,857	310,920,716
Copart, Inc. (a)	2,415,166	70,329,634
Delta Air Lines, Inc.	2,760,521	241,379,956
DuPont de Nemours, Inc. (b)	408,312	55,938,744
Equifax, Inc.	369,449	63,774,286
Expeditors International of Washington, Inc.	320,343	53,782,386
Fortive Corp.	884,925	52,396,409
General Dynamics Corp.	1,001,837	384,124,343
Otis Worldwide Corp.	1,323,919	95,255,972
PACCAR, Inc.	1,484,859	197,011,092
Paychex, Inc.	1,126,449	131,614,301
Snap-On, Inc.	158,392	65,005,661
SS&C Technologies Holdings, Inc.	1,167,066	89,922,435
Textron, Inc. (b)	526,525	44,891,522
Uber Technologies, Inc. (a)	5,057,618	355,854,003
United Airlines Holdings, Inc. (a)	1,697,721	205,984,489
Veralto Corp.	676,120	63,670,221
		2,481,856,170

Information Technology - 19.1%
Accenture PLC - Class A	2,004,291	332,551,963
Adobe, Inc. (a)	1,422,309	356,160,397
Atlassian Corp. - Class A (a)(b)	713,240	72,047,939
Autodesk, Inc. (a)	655,713	153,567,985
CDW Corp. (b)	451,609	66,752,326
Cognizant Technology Solutions Corp. - Class A	2,598,168	143,808,599
F5, Inc. (a)	136,668	55,018,437
First Solar, Inc. (a)	333,750	70,431,262
Gen Digital, Inc.	3,235,624	88,817,879
Hewlett Packard Enterprise Co.	4,537,950	217,367,805
HP, Inc.	8,260,302	225,258,436
Intuit, Inc.	1,205,112	380,899,750
NetApp, Inc.	626,251	111,785,803
Okta, Inc. (a)	421,325	59,798,657
PTC, Inc. (a)	377,805	51,834,846
QUALCOMM, Inc.	1,656,131	244,461,497
Roper Technologies, Inc.	419,330	164,364,780
salesforce.com, Inc.	1,926,244	354,467,421

TD Synnex Corp.	259,626		66,386,368
Workday, Inc. - Class A (a)	1,152,939		184,862,239
Zoom Communications, Inc. - Class A (a)	1,077,220		103,488,525
Zscaler, Inc. (a)	379,777		57,422,282
			3,561,555,196

Materials - 3.5%
Anglogold Ashanti PLC	2,659,673		210,965,262
CF Industries Holdings, Inc.	795,957		99,645,857
Newmont Goldcorp Corp.	3,586,648		336,104,784
			646,715,903
TOTAL COMMON STOCKS (Cost $17,202,558,539)			18,652,887,602

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.6%	Units		Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.79% (c)	115,797,518		115,797,518
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $115,797,518)			115,797,518

TOTAL INVESTMENTS - 100.4% (Cost $17,318,356,057)			18,768,685,120
Liabilities in Excess of Other Assets - (0.4)%		(0.00368)	(68,751,686)
TOTAL NET ASSETS - 100.0%			$ 18,699,933,434

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2026. The fair value of these securities was $112,278,201.
(c)	The rate shown represents the 7-day annualized yield as of July 31, 2026.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Pacer US Cash Cows 100 ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 18,652,887,602	$ –	$ –	$ 18,652,887,602
Investments Purchased with Proceeds from Securities Lending (a)	–	–	–	115,797,518
Total Investments	$ 18,652,887,602	$ –	$ –	$ 18,768,685,120

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.